-------------------------
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                                                       hours per response: 18.9
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21317

                              PMFM Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  1061 Cliff Dawson Road          Watkinsville, Georgia             30677
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)

                               Tina H. Bloom, Esq.

Ultimus Fund Solutions, LCC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (706) 583-5207
                                                    ----------------------------

Date of fiscal year end:        May 31, 2009
                           ---------------------------

Date of reporting period:       November 30, 2008
                           ---------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT 2008

                                                    PMFM MANAGED PORTFOLIO TRUST
                                             PMFM CORE ADVANTAGE PORTFOLIO TRUST
                                                               NOVEMBER 30, 2008
                                                                     (UNAUDITED)


PMFM
FUNDS


This report and the financial statements contained herein are submitted for the general information of the shareholders of the PMFM Funds (the "Funds"). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds' distributor is a bank.

       Distributor: Ultimus Fund Distributors, LLC, Phone 1-866-383-7636.

PMFM INVESTMENT TRUST
LETTER TO SHAREHOLDERS                                          JANUARY 16, 2009
================================================================================

Dear PMFM Shareholder,

Enclosed for your review is the semi-annual report for the six months ended November 30, 2008 for the PMFM Managed Portfolio Trust (the "Managed Portfolio") and the PMFM Core Advantage Portfolio Trust (the "Core Advantage Portfolio"), both a series of the PMFM Investment Trust (collectively, the "Funds"). In managing each Fund, we use our proprietary quantitatively driven asset allocation models to assess the risk of being invested or not being invested in the market. As explained below, this past six months was not as challenging of a market environment for the Funds as for other investments, primarily because during this period we were in fully defensive positions because of downside market action.

MARKET OVERVIEW

During the past six months (June - November, 2008), the market averages were negative, with the Nasdaq Composite Index down -38.8%, the Russell 2000 down -36.3%, the S&P 500 down -35.2%, and the Dow Jones Industrial Average down -29.0%. During this same period, the Managed Portfolio was down -2.9% and the Core Advantage Portfolio was down -22.1%. The beginning of this period was characterized by a significant down move which hit a short term bottom in mid-July. The rally that ensued was not robust, but even so, our model picked up on it and we experienced a small whipsaw since we maintain very tight stops on all holdings during initial entry positions. The small rally rolled over to the downside at the beginning of September and then the bottom fell out. The market dropped significantly into the early October timeframe, had a few weeks of sideways action with great volatility, then plunged once again into the Thanksgiving timeframe. When it was all said and done, all market averages exceeded bear market percentages (>-20%) in just the two months of October and November. The bear market, which moved into its 13th month, is so far not only one of the shortest in duration, but one of the worst in market loss. Our rules-based trend following model served us very well as we watched the fireworks from the sidelines during much of this six month period. The Fed has lowered short term rates as much as it possibly can, but it will probably take considerably more time and effort before we get a good tradable up move. Our models are designed to provide us with all the guidance that we need.

PMFM ACTIVE MANAGEMENT STRATEGY

Our Funds are managed using an active or tactical management strategy; however the Core Advantage Portfolio uses a core-satellite approach where the core portion is strategically managed and is discussed below. Active management means that we assess the risks of the market by using a quantitatively driven asset allocation technical model. We determine the amount of assets to commit to the equity market using this rules-based decision process. We invest in the markets when, based on our models, we have a positive expectancy for profit. Our portfolio investment vehicles generally include Exchange Traded Funds ("ETFs"), cash, and cash equivalents. This active strategy will take us into defensive positions when the trends of the market are not favorable. To select investments, we utilize our proprietary technical ranking system which looks at the individual performance measures of each ETF, the ETF's relative performance to the overall market, and its performance relative to its associated market sector. Once we hold an issue, we manage it based upon its performance;

PMFM INVESTMENT TRUST
LETTER TO SHAREHOLDERS (CONTINUED)
================================================================================

due to stop-loss protections built into our models, we generally will not continue to hold an asset that is not performing. This approach helps to limit losses during significant market declines. This approach is defensive in nature and adheres to our overall philosophy that we can try to win by not losing.

PMFM CORE ADVANTAGE PORTFOLIO

This Fund is our growth portfolio and is set up in a core-satellite structure. This means that 50% of the Fund (satellite) is actively managed using our tactical models, while the remaining 50% (core) is strategically managed and remains fully invested at all times. The core portion is generally invested in ETFs that invest in large-cap, mid-cap, small-cap, and international issues. The percentages of holdings of each are determined by our determination of the relative strength of those asset classes. The satellite portion is actively managed primarily using market sectors as the guiding methodology. Historically, each year a few market sectors will outperform the general market and the goal for this portion of the Core Advantage Portfolio is to capitalize on that performance using our technical ranking system which is geared to not only performance, but also relative performance. This Fund may be appropriate for those who want approximately half of their investment positioned in the market at all times, with the remainder being actively managed using our tactical models that take defensive positions during down markets.

PMFM MANAGED PORTFOLIO

This Fund is our moderate portfolio and is managed based upon our rules-based technical model. While this Fund takes a moderate approach in an effort to achieve equity-like returns, it differs from the Core Advantage Portfolio in that it may take a fully defensive position as determined by our models. This Fund is managed similar to the satellite (actively managed) portion of the PMFM Core Advantage Portfolio.

Thank you for your continued support and allowing us to serve you and the Funds. Please feel free to contact us with any questions or concerns.

Sincerely,
PMFM, Inc.

/s/ Greg Morris

Greg Morris
Chief Investment Officer

PMFM INVESTMENT TRUST
LETTER TO SHAREHOLDERS (CONTINUED)
================================================================================

The views in this report were those of the Funds' investment adviser as of the date of this Report and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

THE PERFORMANCE INFORMATION QUOTED ABOVE REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA, CURRENT TO THE MOST RECENT MONTH END, MAY BE OBTAINED BY CALLING
1-800-222-7636. AN INVESTOR SHOULD CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUNDS' PROSPECTUS CONTAINS THIS AND OTHER IMPORTANT INFORMATION. FOR INFORMATION ON THE FUNDS' EXPENSE RATIOS PLEASE SEE THE FINANCIAL HIGHLIGHTS TABLES FOUND WITHIN THIS REPORT.

PMFM MANAGED PORTFOLIO TRUST
PORTFOLIO ALLOCATION (% OF NET ASSETS)
NOVEMBER 30, 2008 (UNAUDITED)
================================================================================

                               [PIE CHART OMITTED]

Short-Term Investments and Other Assets in Excess of Liabilities        100.0%


PMFM CORE ADVANTAGE PORTFOLIO TRUST
PORTFOLIO ALLOCATION (% OF NET ASSETS)
NOVEMBER 30, 2008 (UNAUDITED)
================================================================================

                               [PIE CHART OMITTED]

Exchange Traded Funds                                                    50.4%
Short-Term Investments and Other Assets in Excess of Liabilities         49.6%

PMFM MANAGED PORTFOLIO TRUST
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2008 (UNAUDITED)
================================================================================
SHARES        MONEY MARKET FUNDS -- 99.8%                              VALUE
--------------------------------------------------------------------------------
106,073,870   Fidelity Institutional Money Market Government
              Portfolio - Class I, 1.43% (a) (Cost $106,073,870)   $ 106,073,870
                                                                   -------------

              Total Investments at Value - 99.8%
              (Cost $106,073,870)                                  $ 106,073,870

              Other Assets in Excess of Liabilities - 0.2%               191,020
                                                                   -------------

              Total Net Assets - 100.0%                            $ 106,264,890
                                                                   =============

(a) Variable rate security. The rate shown is the 7-day effective yield as of November 30, 2008.


PMFM CORE ADVANTAGE PORTFOLIO TRUST
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2008 (UNAUDITED)
================================================================================
SHARES       EXCHANGE-TRADED FUNDS - 50.4%                             VALUE
--------------------------------------------------------------------------------
    53,548   iShares MSCI EAFE Index Fund                           $  2,231,345
    29,150   iShares Russell 2000 Index Fund                           1,376,172
    69,850   S&P 500 Depositary Receipts                               6,283,007
    41,911   S&P MidCap 400 Depositary Receipts                        3,922,870
                                                                    ------------
             TOTAL EXCHANGE-TRADED FUNDS (Cost $17,961,875)         $ 13,813,394
                                                                    ------------

================================================================================
SHARES       MONEY MARKET FUNDS -- 49.3%                               VALUE
--------------------------------------------------------------------------------
13,522,557   Fidelity Institutional Money Market Government
             Portfolio - Class I, 1.43% (a) (Cost $13,522,557)      $ 13,522,557
                                                                    ------------

             TOTAL INVESTMENTS AT VALUE - 99.7%
             (Cost $31,484,432)                                     $ 27,335,951

             OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%                 78,895
                                                                    ------------

             TOTAL NET ASSETS - 100.0%                              $ 27,414,846
                                                                    ============

(a) Variable rate security. The rate shown is the 7-day effective yield as of November 30, 2008.

See accompanying notes to financial statements.

PMFM INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
NOVEMBER 30, 2008 (UNAUDITED)
=============================================================================================
                                                                                    CORE
                                                                 MANAGED          ADVANTAGE
                                                                PORTFOLIO         PORTFOLIO
                                                                  TRUST             TRUST
---------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
  At acquisition cost                                        $  106,073,870    $   31,484,432
                                                             ==============    ==============
  At value (Note 2)                                          $  106,073,870    $   27,335,951
Dividends receivable                                                132,043            17,470
Receivable for capital shares sold                                   62,182            53,170
Other assets                                                         36,140            19,919
                                                             --------------    --------------
  TOTAL ASSETS                                                  106,304,235        27,426,510
                                                             --------------    --------------
LIABILITIES
Payable for capital shares redeemed                                   8,700                --
Accrued distribution fees (Note 5)                                    1,452               374
Accrued compliance fees (Note 5)                                      1,250             1,250
Payable to administrator (Note 5)                                    15,880             7,560
Payable to Advisor (Note 5)                                           7,258             1,871
Other accrued expenses                                                4,805               609
                                                             --------------    --------------
  TOTAL LIABILITIES                                                  39,345            11,664
                                                             --------------    --------------

NET ASSETS                                                   $  106,264,890    $   27,414,846
                                                             ==============    ==============
NET ASSETS CONSIST OF:
Paid-in capital                                              $  108,991,720    $   35,057,602
Accumulated net investment income (loss)                             93,400           (36,206)
Accumulated net realized losses from security transactions       (2,820,230)       (3,458,069)
Net unrealized depreciation on investments                               --        (4,148,481)
                                                             --------------    --------------

NET ASSETS                                                   $  106,264,890    $   27,414,846
                                                             ==============    ==============
Class A Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value)          11,555,760         3,167,141
                                                             ==============    ==============

Net asset value and redemption price per share (Note 2)      $         9.20    $         8.66
                                                             ==============    ==============

Maximum offering price per share (Note 2)                    $         9.76    $         9.19
                                                             ==============    ==============

See accompanying notes to financial statements.

PMFM INVESTMENT TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2008 (UNAUDITED)
================================================================================
                                                                       CORE
                                                      MANAGED        ADVANTAGE
                                                     PORTFOLIO       PORTFOLIO
                                                       TRUST           TRUST
--------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                          $    986,727    $    318,647
                                                   ------------    ------------

EXPENSES
Investment advisory fees (Note 5)                       616,136         207,342
Distribution expenses (Note 5)                          123,227          41,468
Administration fees (Note 5)                             58,862          23,908
Professional fees                                        19,976          18,976
Fund accounting fees (Note 5)                            19,939          16,642
Registration fees                                        14,172          12,337
Transfer agent fees (Note 5)                             12,015           9,000
Insurance expense                                        13,353           5,443
Compliance fees (Note 5)                                  7,500           7,500
Custodian and bank service fees                           5,114           2,865
Trustees' fees                                            2,100           2,100
Other expenses                                           14,301           7,272
                                                   ------------    ------------
  Total expenses                                        906,695         354,853
                                                   ------------    ------------

NET INVESTMENT INCOME (LOSS)                             80,032         (36,206)
                                                   ------------    ------------

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
Net realized losses from security transactions       (1,795,673)     (1,960,486)
Net change in unrealized appreciation/
  depreciation on investments                        (1,127,651)     (6,151,036)
                                                   ------------    ------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS    (2,923,324)     (8,111,522)
                                                   ------------    ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS         $ (2,843,292)   $ (8,147,728)
                                                   ============    ============

See accompanying notes to financial statements.

PMFM INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
============================================================================================================================
                                                                                                          CORE
                                                                        MANAGED                         ADVANTAGE
                                                                       PORTFOLIO                        PORTFOLIO
                                                                         TRUST                            TRUST
----------------------------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS                        SIX MONTHS
                                                                 ENDED            YEAR             ENDED            YEAR
                                                              NOVEMBER 30,       ENDED          NOVEMBER 30,       ENDED
                                                                 2008            MAY 31,           2008            MAY 31,
                                                              (UNAUDITED)         2008          (UNAUDITED)         2008
----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                $      80,032    $   1,174,159    $     (36,206)   $      92,177
Net realized gains (losses) from security transactions         (1,795,673)       1,764,900       (1,960,486)         538,990
Net change in unrealized appreciation/
  depreciation on investments                                  (1,127,651)      (3,167,542)      (6,151,036)      (1,973,840)
                                                            -------------    -------------    -------------    -------------
Net decrease in net assets from operations                     (2,843,292)        (228,483)      (8,147,728)      (1,342,673)
                                                            -------------    -------------    -------------    -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
  Class A                                                              --         (661,052)              --          (92,177)
  Investor Class                                                       --         (836,104)              --               --
In excess of net investment income:
  Class A                                                              --               --               --          (16,857)
Distributions from net realized gains:
  Class A                                                              --       (5,571,333)              --       (1,195,091)
                                                            -------------    -------------    -------------    -------------
Decrease in net assets from distributions to shareholders              --       (7,068,489)              --       (1,304,125)
                                                            -------------    -------------    -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
CLASS A
Proceeds from shares sold (Note 1)                             25,227,605      103,296,664        3,757,069       42,411,536
Net asset value of shares issued in
  reinvestment of distributions to shareholders                        --        6,204,574               --        1,295,311
Payments for shares redeemed                                   (9,974,095)      (7,883,463)      (4,956,809)      (3,965,596)
                                                            -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  from Class A transactions                                    15,253,510      101,617,775       (1,199,740)      39,741,251
                                                            -------------    -------------    -------------    -------------

INVESTOR CLASS
Proceeds from shares sold                                              --       20,721,254               --        4,777,479
Net asset value of shares issued in
  reinvestment of distributions to shareholders                        --          831,120               --               --
Payments for shares redeemed (Note 1)                                  --      (88,678,299)              --      (37,821,522)
                                                            -------------    -------------    -------------    -------------
Net decrease in net assets from
  Investor Class transactions                                          --      (67,125,925)              --      (33,044,043)
                                                            -------------    -------------    -------------    -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                        12,410,218       27,194,878       (9,347,468)       4,050,410

NET ASSETS
Beginning of period                                            93,854,672       66,659,794       36,762,314       32,711,904
                                                            -------------    -------------    -------------    -------------
End of period                                               $ 106,264,890    $  93,854,672    $  27,414,846    $  36,762,314
                                                            =============    =============    =============    =============

ACCUMULATED NET INVESTMENT INCOME (LOSS)                    $      93,400    $      13,368    $     (36,206)   $          --
                                                            =============    =============    =============    =============

See accompanying notes to financial statements.

PMFM MANAGED PORTFOLIO TRUST
FINANCIAL HIGHLIGHTS
=====================================================================================================
FOR A CLASS A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED             YEAR          PERIOD
                                                          NOVEMBER 30,         ENDED          ENDED
                                                             2008             MAY 31,        MAY 31,
                                                          (UNAUDITED)          2008          2007(a)
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $     9.47        $    10.34     $     9.47
                                                          ----------        ----------     ----------
Income (loss) from investment operations:
  Net investment income                                         0.01              0.14           0.05
  Net realized and unrealized gains (losses)
    on securities                                              (0.28)            (0.17)          1.12
                                                          ----------        ----------     ----------
    Total income (loss) from investment operations             (0.27)            (0.03)          1.17
                                                          ----------        ----------     ----------
Less distributions:
  Dividends from net investment income                            --             (0.19)         (0.05)
  Distributions from net realized gains                           --             (0.65)         (0.25)
                                                          ----------        ----------     ----------
    Total distributions                                           --             (0.84)         (0.30)
                                                          ----------        ----------     ----------

Net asset value, end of period                            $     9.20        $     9.47     $    10.34
                                                          ==========        ==========     ==========

Total return (b)                                              (2.85%)(c)        (0.47%)        12.53%(c)
                                                          ==========        ==========     ==========

Ratios/Supplemental data:
  Net assets, end of period (000's)                       $  106,265        $   93,855     $      536
                                                          ==========        ==========     ==========

  Ratio of gross expenses to average net assets (d) (e)        1.83%(f)          1.87%          2.06%(f)

  Ratio of net expenses to average net assets (d)              1.83%(f)          1.87%          1.95%(f)

  Ratio of net investment income to average net assets         0.16%(f)          1.38%          0.71%(f)

  Portfolio turnover rate                                       365%(c)           870%           346%(c)

(a) Represents the period from September 15, 2006 (date of initial public offering) through May 31, 2007.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do not include the effect of applicable sales loads.

(c)   Not annualized.

(d) The ratios of expenses to average net assets do not reflect the Fund's proportionate share of expenses of the underlying investment companies in which the Fund invested.

(e) Reflects total expenses prior to fee waivers by the Advisor and the administrator.

(f)   Annualized.

See accompanying notes to financial statements.

PMFM CORE ADVANTAGE PORTFOLIO TRUST
FINANCIAL HIGHLIGHTS
=====================================================================================================
FOR A CLASS A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------
                                                          SIX MONTHS
                                                            ENDED              YEAR          PERIOD
                                                          NOVEMBER 30,         ENDED         ENDED
                                                             2008             MAY 31,        MAY 31,
                                                          (UNAUDITED)          2008          2007(a)
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $    11.11        $    11.99     $    10.38
                                                          ----------        ----------     ----------
Income (loss) from investment operations:
  Net investment income (loss)                                 (0.01)             0.03          (0.01)
  Net realized and unrealized gains (losses)
    on securities                                              (2.44)            (0.48)          1.62
                                                          ----------        ----------     ----------
    Total income (loss) from investment operations             (2.45)            (0.45)          1.61
                                                          ----------        ----------     ----------
Less distributions:
  Dividends from net investment income                            --             (0.04)            --
  Distributions from net realized gains                           --             (0.39)            --
                                                          ----------        ----------     ----------
    Total distributions                                           --             (0.43)            --
                                                          ----------        ----------     ----------

Net asset value, end of period                            $     8.66        $    11.11     $    11.99
                                                          ==========        ==========     ==========

Total return (b)                                             (22.05%)(c)        (3.89%)        15.51%(c)
                                                          ==========        ==========     ==========

Ratios/Supplemental data:
  Net assets, end of period (000's)                       $   27,415        $   36,762     $       41
                                                          ==========        ==========     ==========

  Ratio of gross expenses to average net assets (d) (e)        2.14%(f)          2.17%          2.39%(f)

  Ratio of net expenses to average net assets (d)              2.14%(f)          2.17%          2.37%(f)

  Ratio of net investment income (loss)
    to average net assets                                     (0.22%)(f)         0.25%         (0.31%)(f)

  Portfolio turnover rate                                       152%(c)           541%           291%(c)

(a) Represents the period from September 15, 2006 (date of initial public offering) through May 31, 2007.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do not include the effect of applicable sales loads.

(c)   Not annualized.

(d) The ratios of expenses to average net assets do not reflect the Fund's proportionate share of expenses of the underlying investment companies in which the Fund invested.

(e) Reflects total expenses prior to fee waivers by the Advisor and the administrator.

(f)   Annualized.

See accompanying notes to financial statements.

PMFM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2008 (UNAUDITED)
================================================================================

1.    ORGANIZATION

PMFM Managed Portfolio Trust and PMFM Core Advantage Portfolio Trust (individually, a "Fund," and, collectively, the "Funds") are each a diversified series of the PMFM Investment Trust (the "Trust"), a Delaware Statutory Trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

PMFM Managed Portfolio Trust commenced operations on June 30, 2003. The investment objective of the Fund is to seek long-term capital appreciation, while maintaining a secondary emphasis on capital preservation, through investments in exchange-traded funds and in cash or cash equivalent positions.

PMFM Core Advantage Portfolio Trust commenced operations on January 27, 2004. The investment objective of the Fund is to seek capital appreciation through investments in exchange-traded funds and in cash or cash equivalent positions.

Each Fund currently offers one class of shares, Class A shares, which commenced operations on September 15, 2006 and are sold subject to a maximum front-end sales load equal to 5.75% of the offering price. Prior to October 1, 2007, a second class, Investor Class shares, was also offered for each Fund. Investor Class shares were sold without any sales loads.

On October 1, 2007, the Investor Class shares were discontinued and all outstanding shares were converted to Class A shares. PMFM Managed Portfolio Trust converted $84,212,399 of Investor Class shares to Class A shares and PMFM Core Advantage Portfolio Trust converted $35,234,351 of Investor Class shares to Class A shares.

2.    ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies used in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

SECURITY VALUATION: The Funds' investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ market are valued at the NASDAQ Official Closing Price. Other securities, including listed securities for which no sale was reported on that date, are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds' normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to the Funds' net asset value calculation; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to the Funds' net asset value calculation. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Funds' normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

PMFM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 2008 (UNAUDITED)
================================================================================

The Financial Accounting Standards Board's ("FASB") Statement of Financial Accounting Standards ("SFAS") No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2008, all of the inputs used to value the Funds' investments were Level 1.

SHARE VALUATION: The net asset value per share of each Fund is determined daily by dividing the total value of the assets, less liabilities, by the number of shares outstanding. The maximum offering price per share of Class A shares of the Funds is equal to the net asset value per share plus a sales load equal to 6.10% of the net asset value (or 5.75% of the offering price).

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of each Fund. Net realized gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales and net investment losses. Dividends and distributions are recorded on the ex-dividend date.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES: It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment

PMFM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 2008 (UNAUDITED)
================================================================================

companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

3.    SECURITY TRANSACTIONS

During the six months ended November 30, 2008, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, amounted to $123,533,796 and $144,493,528, respectively, for PMFM Managed Portfolio Trust; and $26,937,471 and $26,733,236, respectively, for PMFM Core Advantage Portfolio Trust.

4.    TAX MATTERS

The tax character of distributions paid during the year ended May 31, 2008 was as follows:

                                       YEAR        ORDINARY      LONG-TERM        TOTAL
                                       ENDED        INCOME     CAPITAL GAINS   DISTRIBUTION
-------------------------------------------------------------------------------------------
PMFM MANAGED PORTFOLIO TRUST
  Class A                             5/31/08    $ 6,232,385    $        --    $ 6,232,385
  Investor Class                      5/31/08    $   836,104    $        --    $   836,104
PMFM CORE ADVANTAGE PORTFOLIO TRUST
  Class A                             5/31/08    $   627,411    $   676,714    $ 1,304,125
  Investor Class                      5/31/08    $        --    $        --    $        --
-------------------------------------------------------------------------------------------

There were no distributions paid by either Fund during the period ended November 30, 2008.

The tax character of distributable earnings at November 30, 2008 was as follows:

                                                                      CORE
                                                  MANAGED           ADVANTAGE
                                                 PORTFOLIO          PORTFOLIO
                                                   TRUST              TRUST
--------------------------------------------------------------------------------
Tax cost of portfolio investments              $ 106,073,870      $  31,915,390
                                               =============      =============
Gross unrealized appreciation                  $          --      $     258,693
Gross unrealized depreciation                             --         (4,838,132)
                                               -------------      -------------
Net unrealized depreciation                    $          --      $  (4,579,439)
Accumulated ordinary income (loss)                    93,400            (36,206)
Post-October losses                               (1,024,827)          (519,867)
Other losses                                      (1,795,403)        (2,507,244)
                                               -------------      -------------
Total accumulated deficit                      $  (2,726,830)     $  (7,642,756)
                                               =============      =============
--------------------------------------------------------------------------------

PMFM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 2008 (UNAUDITED)
================================================================================

The difference between the federal income tax cost of portfolio investments and the financial statement cost for PMFM Core Advantage Portfolio Trust is due to differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

PMFM Managed Portfolio Trust and PMFM Core Advantage Portfolio Trust had net realized capital losses of $1,024,827 and $519,867, respectively, during the period November 1, 2007 through May 31, 2008, which are treated for federal income tax purposes as arising during each Fund's tax year ending May 31, 2009. These "post-October" losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

FASB's Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes" provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing each Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. As required by FIN 48, management has analyzed the Funds' tax positions taken on Federal income tax returns for all open tax years (tax years ended May 31, 2006 through May 31, 2008) and has concluded that no provision for income tax is required in these financial statements.

5.    TRANSACTIONS WITH AFFILIATES

Certain Trustees and officers of the Trust are also officers of PMFM, Inc. (the "Advisor") or of Ultimus Fund Solutions, LLC ("Ultimus"), the Funds' administrator, transfer agent and fund accounting services agent, or Ultimus Fund Distributors, LLC, the Funds' principal underwriter (the "Distributor").

INVESTMENT ADVISORY AGREEMENTS

Each Fund's investments are managed by the Advisor under the terms of an Investment Advisory Agreement (the "Advisory Agreements"). Under the Advisory Agreements, each Fund has agreed to pay the Advisor an investment advisory fee at an annual rate of 1.25% of its average daily net assets.

The Advisor has entered into an Expense Limitation Agreement with respect to each Fund under which it has agreed to waive its fees and to assume other expenses of the Funds, if necessary, in an amount that limits annual ordinary operating expenses to not more than 1.95% and 2.50%, respectively, of the average net assets of PMFM Managed Portfolio Trust and PMFM Core Advantage Portfolio Trust through May 31, 2009.

The President of the Trust is also the President and Chief Financial Officer of the Advisor. Additionally, this individual serves as Chief Compliance Officer of the Trust and of the Advisor. Each Fund reimburses the Advisor $15,000 annually for the services provided by the Chief Compliance Officer to the Trust.

PMFM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 2008 (UNAUDITED)
================================================================================

ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement, Ultimus supplies internal regulatory compliance services and executive and administrative services for the Funds. Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, each Fund pays Ultimus a monthly fee at an annual rate of 0.150% of its average daily net assets up to $25 million; 0.125% of such assets from $25 million to $50 million; 0.100% of such assets from $50 million to $250 million; 0.075% of such assets from $250 million to $500 million; and 0.050% of such assets in excess of $500 million, subject to a minimum monthly fee of $2,000.

FUND ACCOUNTING AGREEMENT

Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Ultimus receives from each Fund a base fee of $2,500 per month plus an asset-based fee of 0.01% of each Fund's average daily net assets.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT

Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, each Fund pays Ultimus a fee at an annual rate of $18 per shareholder account, subject to a $1,500 minimum monthly fee. This monthly minimum fee is reduced to $1,250 for a Fund with between 25 and 100 shareholder accounts and further reduced to $1,000 for a Fund with less than 25 shareholder accounts.

DISTRIBUTION PLAN

The Trust has adopted plans of distribution (the "Plans") under which Class A shares of the Funds may directly incur or reimburse the Funds' principal underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Plans is 0.25% of each Fund's average daily net assets attributable to Class A shares. During the six months ended November 30, 2008, the Class A shares of PMFM Managed Portfolio Trust and PMFM Core Advantage Portfolio Trust incurred distribution related expenses of $123,227 and $41,468, respectively.

DISTRIBUTION AGREEMENT

Under the terms of a Distribution Agreement with the Trust, the Distributor provides distribution services to the Trust and serves as principal underwriter to the Funds. The Distributor receives $6,000 annually from the Funds for acting as principal underwriter. In addition, during the six months ended November 30, 2008, the Distributor earned underwriter fees of $6,578 and $2,993 on the sale of Class A shares of PMFM Managed Portfolio Trust and PMFM Core Advantage Portfolio Trust, respectively.

PMFM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 2008 (UNAUDITED)
================================================================================

6.    CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

                                                                  SIX MONTHS         YEAR
                                                                     ENDED           ENDED
                                                                  NOVEMBER 30,      MAY 31,
                                                                     2008            2008
---------------------------------------------------------------------------------------------
PMFM MANAGED PORTFOLIO TRUST - CLASS A
Shares sold (Note 1)                                                2,716,378      10,026,620
Shares issued in reinvestment of distributions to shareholders             --         635,233
Shares redeemed                                                    (1,073,518)       (800,755)
                                                                 ------------    ------------
Net increase in shares outstanding                                  1,642,860       9,861,098
Shares outstanding beginning of period                              9,912,900          51,802
                                                                 ------------    ------------
Shares outstanding end of period                                   11,555,760       9,912,900
                                                                 ============    ============

PMFM MANAGED PORTFOLIO TRUST - INVESTOR CLASS
Shares sold (Note 1)                                                       --       2,032,659
Shares issued in reinvestment of distributions to shareholders             --          80,835
Shares redeemed                                                            --      (8,429,219)
                                                                 ------------    ------------
Net decrease in shares outstanding                                         --      (6,315,725)
Shares outstanding beginning of period                                     --       6,315,725
                                                                 ------------    ------------
Shares outstanding end of period                                           --              --
                                                                 ============    ============

PMFM CORE ADVANTAGE PORTFOLIO TRUST - CLASS A
Shares sold (Note 1)                                                  376,079       3,542,295
Shares issued in reinvestment of distributions to shareholders             --         112,245
Shares redeemed                                                      (517,653)       (349,246)
                                                                 ------------    ------------
Net increase (decrease) in shares outstanding                        (141,574)      3,305,294
Shares outstanding beginning of period                              3,308,715           3,421
                                                                 ------------    ------------
Shares outstanding end of period                                    3,167,141       3,308,715
                                                                 ============    ============

PMFM CORE ADVANTAGE PORTFOLIO TRUST - INVESTOR CLASS
Shares sold (Note 1)                                                       --         410,307
Shares redeemed                                                            --      (3,150,182)
                                                                 ------------    ------------
Net decrease in shares outstanding                                         --      (2,739,875)
Shares outstanding beginning of period                                     --       2,739,875
                                                                 ------------    ------------
Shares outstanding end of period                                           --              --
                                                                 ============    ============

PMFM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 2008 (UNAUDITED)
================================================================================

7.    COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

PMFM INVESTMENT TRUST
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating costs. As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, possibly including front-end sales loads; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (June 1, 2008) and held until the end of the period (November 30, 2008).

The tables that follow illustrate the Funds' costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from each Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Funds' costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the returns used are not the Funds' actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund's expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds' prospectus.

PMFM INVESTMENT TRUST
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

PMFM MANAGED PORTFOLIO TRUST

CLASS A
--------------------------------------------------------------------------------
                                     BEGINNING        ENDING
                                      ACCOUNT         ACCOUNT         EXPENSES
                                       VALUE           VALUE         PAID DURING
                                   JUNE 1, 2008    NOV. 30, 2008       PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return         $ 1,000.00      $   971.50         $  9.04
Based on Hypothetical 5% Return
   (before expenses)                $ 1,000.00      $ 1,015.89         $  9.25
--------------------------------------------------------------------------------
* Expenses are equal to Class A's annualized expense ratio of 1.83% for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

PMFM CORE ADVANTAGE PORTFOLIO TRUST

CLASS A
--------------------------------------------------------------------------------
                                     BEGINNING        ENDING
                                      ACCOUNT         ACCOUNT         EXPENSES
                                       VALUE           VALUE         PAID DURING
                                   JUNE 1, 2008    NOV. 30, 2008       PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return         $ 1,000.00      $   779.50         $  9.55
Based on Hypothetical 5% Return
  (before expenses)                 $ 1,000.00      $ 1,014.30         $ 10.81
--------------------------------------------------------------------------------
* Expenses are equal to Class A's annualized expense ratio of 2.14% for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).


OTHER INFORMATION (UNAUDITED)
================================================================================

The Trust files a complete listing of portfolio holdings for the Funds with the Securities and Exchange Commission ("SEC") as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling 1-866-383-PMFM. Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-383-PMFM, or on the SEC's website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-866-383-PMFM, or on the SEC's website at http://www.sec.gov.

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



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



                                                            PMFM
                                                            FUNDS

ITEM 2.     CODE OF ETHICS.

Not required

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  registrant  does  not  have  procedures  in  place  to  consider   nominees
recommended by shareholders. The registrant's nominating committee generally will not consider nominees recommended by shareholders.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   PMFM Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*     /s/ Judson P. Doherty
                         -------------------------------------------------------
                              Judson P. Doherty, President and Principal
                              Executive Officer

Date          January 23, 2009
        ----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Judson P. Doherty
                              --------------------------------------------------
                              Judson P. Doherty, President and Principal
                              Executive Officer

Date          January 23, 2009
        ----------------------------

By (Signature and Title)*     /s/ Timothy A. Chapman
                         -------------------------------------------------------
                              Timothy A. Chapman, Treasurer and Principal
                              Financial Officer

Date          January 23, 2009
        ----------------------------

* Print the name and title of each signing officer under his or her signature.